Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail)
$ in Millions
12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 3,258
Carrying amount of the hedging instruments, Liabilities	(10,259)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,472)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,492)
Ineffectiveness recorded in non-interest income-other	(10)
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	3,070
Carrying amount of the hedging instruments, Liabilities	(3,886)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,191)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,211)
Ineffectiveness recorded in non-interest income-other	(10)
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	961
Carrying amount of the hedging instruments, Liabilities	(1,350)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(339)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(341)
Ineffectiveness recorded in non-interest income-other	2
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	101
Carrying amount of the hedging instruments, Liabilities	(955)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(530)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(549)
Ineffectiveness recorded in non-interest income-other	(6)
Cash flow hedges [member] | Currency or interest rate risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	143
Carrying amount of the hedging instruments, Liabilities	(14)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	332
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	332
Cash flow hedges [member] | Currency or interest rate risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	92
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1
Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,773
Carrying amount of the hedging instruments, Liabilities	(1,516)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(563)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(562)
Ineffectiveness recorded in non-interest income-other	(6)
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(51)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(92)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(92)
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	188
Carrying amount of the hedging instruments, Liabilities	(6,373)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(281)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(281)
Net investment hedges [member] | Currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,077)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(121)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(121)
Net investment hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	188
Carrying amount of the hedging instruments, Liabilities	(296)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(160)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (160)